Loan Servicing - Analysis of Activity in Residential MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Servicing Asset at Fair Value, Amount [Roll Forward]
MSRs, carrying value, beginning balance	$ 3,758
MSRs, carrying value, ending balance	3,378		$ 3,758
Residential MSRs
Servicing Asset at Fair Value, Amount [Roll Forward]
MSRs, carrying value, beginning balance	3,428		2,305	$ 1,778
Additions	249		428	640
Sales	(531)		0	0
Change in fair value due to changes in valuation inputs or assumptions(1)	88	[1]	766	225
Realization of expected net servicing cash flows, passage of time, and other	(269)		(392)	(693)
MSRs, carrying value, ending balance	3,088		3,428	2,305
Residential MSRs | Servicing rights acquisition
Servicing Asset at Fair Value, Amount [Roll Forward]
Additions	$ 123		$ 321	$ 355

[1]	The year ended December 31, 2023 includes realized gains on the portfolio sale of excess servicing.